Basic and Diluted Net (Loss) Income per Share -Earnings Per Share Computation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net (loss) income attributable to Agora, Inc.'s ordinary shareholders - basic	$ 9,528	$ (42,727)	$ (87,219)
Net (loss) income attributable to Agora, Inc.'s ordinary shareholders - diluted	$ 9,528	$ (42,727)	$ (87,219)
Denominator:
Weighted-average ordinary shares outstanding- basic	367,898,081	373,122,317	398,384,385
Weighted-average ordinary shares outstanding- diluted	395,420,348	373,122,317	398,384,385
Basic (loss) income per share	$ 0.03	$ (0.11)	$ (0.22)
Diluted (loss) income per share	$ 0.02	$ (0.11)	$ (0.22)